UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Balanced Fund

(Institutional Class and Classes G, G1 and L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

 Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	35.32%
International Equity	13.85
Large Cap Equity	25.90
Mid Cap Equity	10.95
Small Cap Equity	8.95
Fixed Interest Contract	5.03
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/15)	(6/30/15)	(1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$992.10	$0.60*
Hypothetical
(5% return before expenses)	$1,000.00	$1,006.76	$1.61*

Class G
Actual	$1,000.00	$1,046.40	$2.15**

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.70	$2.12**

Class G1
Actual	$1,000.00	$1,018.30	$2.62**
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.20	$2.63**

Class L
Actual	$1,000.00	$1,016.90	$3.53**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.30	$3.54**

* Expenses are equal to the Fund’s annualized expense ratio of 0.33% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.21%.

** Expenses are equal to the Fund’s annualized expense ratio of 0.43% for the Class G shares, 0.52% for the Class G1 shares and 0.70% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.21%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
7,435,162	Great-West Bond Index Fund Institutional Class(a)	$73,087,638

TOTAL BOND MUTUAL FUNDS — 35.33% (Cost $73,756,907)		$73,087,638

EQUITY MUTUAL FUNDS
2,311,239	Great-West International Index Fund Institutional Class(a)	22,442,136
5,441,888	Great-West S&P 500 Index Fund Institutional Class(a)	53,602,594
2,267,859	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)	22,655,915
1,814,676	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)	18,509,697

Shares		Fair Value

Equity Mutual Funds — (continued)
569,824	Northern Emerging Markets Equity Index Fund	$6,222,476

TOTAL EQUITY MUTUAL FUNDS — 59.67% (Cost $116,319,053)		$123,432,818

Account Balance

FIXED INTEREST CONTRACT
10,413,377(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	10,413,377

TOTAL FIXED INTEREST CONTRACT — 5.03% (Cost $10,413,377)		$10,413,377

TOTAL INVESTMENTS — 100.04% (Cost $200,489,337)		$206,933,833

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(84,247)

TOTAL NET ASSETS — 100.00%		$206,849,586

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West SecureFoundation® Balanced Fund

ASSETS:
Investments at fair value, affiliated(a)	$200,711,357
Investments at fair value, unaffiliated(b)	6,222,476
Subscriptions receivable	1,079,551
Receivable for investments sold	291,850

Total Assets	208,305,234

LIABILITIES:
Payable to investment adviser	9,655
Payable for administrative services fees	62,447
Redemptions payable	540,571
Payable for investments purchased	830,830
Payable for distribution fees	12,145

Total Liabilities	1,455,648

NET ASSETS	$206,849,586

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,629,367
Paid-in capital in excess of par	195,117,186
Net unrealized appreciation	6,444,496
(Overdistributed) net investment income	(26,343)
Accumulated net realized gain	3,684,880

NET ASSETS	$206,849,586

NET ASSETS BY CLASS
Class G	$109,784,958

Class G1	$59,620,986

Class L	$37,433,725

Institutional Class	$9,917

CAPITAL STOCK:
Authorized
Class G	30,000,000
Class G1	30,000,000
Class L	23,000,000
Institutional Class	5,000,000
Issued and Outstanding
Class G	8,496,668
Class G1	4,576,410
Class L	3,219,586
Institutional Class	1,008

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.92

Class G1	$13.03

Class L	$11.63

Institutional Class	$9.84

(a) Cost of investments, affiliated	$194,137,474
(b) Cost of investments, unaffiliated	$6,351,863

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West SecureFoundation® Balanced Fund

INVESTMENT INCOME:
Interest, affiliated	$66,454
Dividends, affiliated	1,265,862

Total Income	1,332,316

EXPENSES:
Management fees	89,605
Administrative services fees - Class G	61,925
Administrative services fees - Class G1	35,715
Administrative services fees - Class L	19,162
Distribution fees - Class G1	30,467
Distribution fees - Class L	32,514

Total Expenses	269,388

Less amount waived for management fees	8,188

Net Expenses	261,200

NET INVESTMENT INCOME	1,071,116

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,832,213
Net realized loss on investments, unaffiliated	(25,665)

Net Realized Gain	1,806,548

Net change in unrealized depreciation on investments	(341,781)

Net Realized and Unrealized Gain	1,464,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,535,883

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Balanced Fund

OPERATIONS:
Net investment income	$1,071,116	$2,031,150
Net realized gain	1,806,548	4,653,605
Net change in unrealized appreciation (depreciation)	(341,781)	196,773

Net Increase in Net Assets Resulting from Operations	2,535,883	6,881,528

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(606,124)	(941,507)
Class G1	(293,038)	(827,137)
Class L	(198,671)	(262,750)
Institutional Class	(82)	N/A

From net investment income	(1,097,915)	(2,031,394)

From net realized gains
Class G	–	(1,554,077)
Class G1	–	(1,468,936)
Class L	–	(519,846)

From net realized gains	0	(3,542,859)

Total Distributions	(1,097,915)	(5,574,253)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	44,357,697	41,998,487
Class G1	5,068,489	20,140,372
Class L	19,870,550	8,228,244
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Class G	606,124	2,495,584
Class G1	293,038	2,296,073
Class L	198,671	782,596
Institutional Class	82	N/A
Shares redeemed
Class G	(5,952,936)	(6,020,816)
Class G1	(6,898,280)	(9,969,315)
Class L	(1,847,872)	(2,249,515)

Net Increase in Net Assets Resulting from Capital Share Transactions	55,705,563	57,701,710

Total Increase in Net Assets	57,143,531	59,008,985

NET ASSETS:
Beginning of period	149,706,055	90,697,070

End of period(a)	$206,849,586	$149,706,055

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,412,270	3,258,492
Class G1	386,789	1,562,207
Class L	1,686,514	714,270
Institutional Class	1,000	N/A
Shares issued in reinvestment of distributions
Class G	46,305	193,858
Class G1	22,200	176,663
Class L	16,865	67,348
Institutional Class	8	N/A
Shares redeemed
Class G	(456,183)	(467,861)
Class G1	(523,831)	(768,817)
Class L	(157,250)	(194,963)

Net Increase	4,434,687	4,541,197

(a) Including (overdistributed) and undistributed net investment income	$(26,343)	$456

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Balanced Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$12.76		$12.53		$11.24		$10.33		$10.75	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.27	(a)	0.24	(a)	0.27	(a)	0.46	0.26
Net realized and unrealized gain (loss)	0.15		0.50		1.55		0.94		(0.36)	0.83

Total From Investment Operations	0.23		0.77		1.79		1.21		0.10	1.09

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.21)		(0.20)		(0.20)		(0.45)	(0.27)
From net realized gains	–		(0.33)		(0.30)		(0.10)		(0.07)	(0.06)

Total Distributions	(0.07)		(0.54)		(0.50)		(0.30)		(0.52)	(0.33)

NET ASSET VALUE, END OF PERIOD	$12.92		$12.76		$12.53		$11.24		$10.33	$10.75

TOTAL RETURN(b) (c)	1.81%	(d) (e)	6.13%		16.09%		11.77%		0.96%	11.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$109,785		$70,113		$31,438		$12,257		$3,284	$1,276
Ratio of expenses to average net assets(f)			0.10%		0.10%		0.10%		0.10%	0.10%
Before waiver	0.23%	(g)	N/A		N/A		N/A		N/A	N/A
After waiver	0.22%	(g)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(f)	1.30%	(g)	2.09%		1.98%		2.47%		2.21%	4.32%
Portfolio turnover rate(h)	7%	(d) (i)	13%		26%		22%		58%	58%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Balanced Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.86		$12.62		$11.32		$10.40		$10.81	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.21	(a)	0.23	(a)	0.25	(a)	0.43	0.20
Net realized and unrealized gain (loss)	0.16		0.55		1.56		0.96		(0.34)	0.88

Total From Investment Operations	0.23		0.76		1.79		1.21		0.09	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.19)		(0.19)		(0.19)		(0.43)	(0.20)
From net realized gains	–		(0.33)		(0.30)		(0.10)		(0.07)	(0.06)

Total distributions	(0.06)		(0.52)		(0.49)		(0.29)		(0.50)	(0.26)

NET ASSET VALUE, END OF PERIOD	$13.03		$12.86		$12.62		$11.32		$10.40	$10.81

TOTAL RETURN(b) (c)	1.82%	(d) (e)	6.00%		15.93%		11.69%		0.94%	10.92%	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$59,621		$60,352		$46,948		$22,558		$9,926	$4,401
Ratio of expenses to average net assets(g)			0.20%		0.20%		0.20%		0.20%
Before waiver	0.32%	(h)	N/A		N/A		N/A		N/A	0.20%
After waiver	0.31%	(h)	N/A		N/A		N/A		N/A	0.20%
Ratio of net investment income to average net assets(g)	1.03%	(h)	1.63%		1.89%		2.27%		2.06%
Portfolio turnover rate(i)	7%	(d) (j)	13%		26%		22%		58%	58%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011(a)
Great-West SecureFoundation® Balanced Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$11.50		$11.33		$10.21		$9.43		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.18	(b)	0.22	(b)	0.22	(b)	0.52
Net realized and unrealized gain (loss)	0.12		0.49		1.38		0.85		(0.56)

Total From Investment Operations	0.19		0.67		1.60		1.07		(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.17)		(0.18)		(0.19)		(0.52)
From net realized gains	–		(0.33)		(0.30)		(0.10)		(0.01)

Total Distributions	(0.06)		(0.50)		(0.48)		(0.29)		(0.53)

NET ASSET VALUE, END OF PERIOD	$11.63		$11.50		$11.33		$10.21		$9.43

TOTAL RETURN(c) (d)	1.69%	(e) (f)	5.92%		15.80%		11.40%	(g)	(0.35%)	(e) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$37,434		$19,240		$12,311		$4,270		$1,359
Ratio of expenses to average net assets(h)			0.35%		0.35%
Before waiver	0.50%	(i)	N/A		N/A		0.35%		0.35%	(i)
After waiver	0.49%	(i)	N/A		N/A		0.35%		0.33%	(i)
Ratio of net investment income to average net assets(h)			1.55%		1.96%
Before waiver	N/A		N/A		N/A		2.22%		5.39%	(i)
After waiver	1.20%	(i)	N/A		N/A		2.23%		5.41%	(i)
Portfolio turnover rate(j)	7%	(e) (k)	13%		26%		22%		58%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West SecureFoundation® Balanced Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss	(0.13)

Total From Investment Operations	(0.08)

LESS DISTRIBUTIONS:
From net investment income	(0.08)

Total Distributions	(0.08)

NET ASSETS VALUE, END OF PERIOD	$9.84

TOTAL RETURN(c) (d)	(0.79%)	(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(g)
Before waiver	0.12%	(h)
After waiver	0.12%	(h)
Ratio of net investment income to average net assets(g)	2.92%	(h)
Portfolio turnover rate(i)	7%	(e) (j)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

The Fund offers four share classes, referred to as Class G, Class G1, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2015:

Beginning Balance, January 1, 2015	$7,488,186
Total realized gain (loss)	–
Total unrealized gain (loss) relating to investments not held at reporting date	–
Total unrealized gain (loss) relating to investments still held at reporting date	–
Total interest received	66,454
Purchases	3,382,334
Sales	(523,597)
Transfers into Level 3	–
Transfers (out of) Level 3	–

Ending Balance, June 30, 2015	$10,413,377

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of June 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$200,802,252

Gross unrealized appreciation on investments	8,196,275
Gross unrealized depreciation on investments	(2,064,694)

Net unrealized appreciation on investments	$6,131,581

Application of Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class G, Class G1 and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2015, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Balanced Fund

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West Bond Index Fund Initial Class	—	$52,503,659	$16,030,227	$1,645,370	$	(33,211) $	248,007 $	—
Great-West Bond Index Fund Institutional Class	7,435,162	—	8,962,290	2,021,492		(67,895)	369,628	73,087,638
Great-West International Index Fund Initial Class	—	16,391,009	4,491,923	1,262,280		236,674	—	—
Great-West International Index Fund Institutional Class	2,311,239	—	2,833,521	712,386		120,741	—	22,442,136
Great-West Life & Annuity Contract	10,413,377	7,488,186	3,382,334	523,597		—	66,454	10,413,377
Great-West S&P 500 Index Fund Institutional Class	5,441,888	—	6,012,886	781,650		349,799	441,272	53,602,594
Great-West S&P 500® Index Fund Initial Class	—	38,699,010	11,664,813	1,157,483		467,270	—	—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	2,267,859	—	2,438,740	406,452		177,838	113,340	22,655,915
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	16,493,892	4,577,220	606,338		246,540	—	—
Great-West S&P Small Cap 600® Index Fund Initial Class	—	13,665,593	3,681,793	469,573		172,639	—	—
Great-West S&P SmallCap 600 Index Fund Institutional Class	1,814,676	—	1,911,670	499,829		161,818	93,615	18,509,697

					$	1,832,213 $	1,332,316 $	200,711,357

3.  PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were $68,151,074 and $12,476,897, respectively.

4.  INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Balanced Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Class G Shares as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that, although the Fund underperformed its benchmark for the one-, three- and five-year periods ended December 31, 2014, the Fund was in the second quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Class G Shares, the Board considered the fees payable by and the total expense ratios of a peer group of two funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and the median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and was the lowest of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Fund has a higher advisory fee than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Fund and the differences in the range of services provided to the Fund and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015